Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Directors fees	$ 3,513	$ 2,000	$ 5,516	$ 4,000
Salaries, wages, consultants and benefits	190,831	193,286	376,423	359,668
Stock-based compensation (Note 9 & 13)	104,321	136,347	172,570	248,321
Software technology development (Note 7)	817,956	755,397	1,573,201	1,499,731
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	3,513	2,000	5,516	4,000
Salaries, wages, consultants and benefits	162,245	154,113	333,125	316,778
Selling and marketing	16,318	15,803	31,698	43,324
Stock-based compensation (Note 9 & 13)	40,460	48,779	64,383	79,761
Software technology development (Note 7)	61,058	76,048	121,206	134,875
Closing balance for the period	$ 283,594	$ 296,743	$ 555,928	$ 578,738